Stockholders' Equity (Details) - Schedule of Share Option and Restricted Stock Unit Activity Under Its Plans - $ / shares		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Stock Options [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of Options, Granted		15,050	17,145
Weighted- Average Exercise Price per Share, Granted (in Dollars per share)		$ 12.91	$ 22.98
Number of Options, Released
Weighted- Average Exercise Price per Share, Released (in Dollars per share)
Number of Options, Canceled		(2,850)
Weighted- Average Exercise Price per Share, Canceled (in Dollars per share)		$ 39.87
Number of Options, Exercisable at December 31, 2023		70,634
Weighted- Average Exercise Price per Share, Exercisable at December 31, 2023 (in Dollars per share)		$ 48.66
Weighted- Average Remaining Contractual Term, Exercisable at December 31, 2023		6 years 10 months 9 days
Number of Options, ending balance	72,744	102,089	89,889
Weighted- Average Exercise Price per Share, ending balance (in Dollars per share)	$ 53.18	$ 42.54	$ 47.42
Weighted- Average Remaining Contractual Term, ending balance	7 years 1 month 13 days	7 years 4 months 28 days	8 years 1 month 6 days
Restricted Stock Units [Member]
Schedule of Stock Option and Restricted Stock Unit Activity under its Plans [Line Items]
Number of RSUs, Granted		7,500	131,858
Weighted Average Grant Date Fair Value per Share, Granted (in Dollars per share)		$ 2.91	$ 79.29
Number of RSUs, Released		(61,200)
Weighted Average Grant Date Fair Value per Share, Released (in Dollars per share)		$ 82.04
Number of RSUs, Canceled		(1,242)
Weighted Average Grant Date Fair Value per Share, Canceled (in Dollars per share)		$ 88.6
Number of RSUs, ending balance		76,916	131,858
Weighted Average Grant Date Fair Value per Share, ending balance (in Dollars per share)		$ 69.5	$ 79.29